Segment and geographic information - Business segments' results (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Segment Reporting Information [Line Items]
Non-interest revenue	¥ 351,566	¥ 338,773	¥ 699,534	¥ 642,542
Net interest revenue	13,517	(19,000)	18,729	(20,892)
Net revenue	365,083	319,773	718,263	621,650
Non-interest expenses	311,025	286,474	613,628	573,769
Income (loss) before income taxes	54,058	33,299	104,635	47,881
Retail [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	97,630	71,977	188,301	142,603
Net interest revenue	1,302	503	2,681	1,263
Net revenue	98,932	72,480	190,982	143,866
Non-interest expenses	69,887	66,995	138,990	133,465
Income (loss) before income taxes	29,045	5,485	51,992	10,401
Investment Management [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	49,124	27,058	76,357	35,366
Net interest revenue	(4,013)	(887)	(4,721)	(1,616)
Net revenue	45,111	26,171	71,636	33,750
Non-interest expenses	21,896	20,618	44,794	39,911
Income (loss) before income taxes	23,215	5,553	26,842	(6,161)
Wholesale [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	205,699	214,413	387,061	406,582
Net interest revenue	(1,612)	(8,914)	7,876	(2,096)
Net revenue	204,087	205,499	394,937	404,486
Non-interest expenses	195,823	185,310	384,572	359,025
Income (loss) before income taxes	8,264	20,189	10,365	45,461
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	(887)	25,325	47,815	57,991
Net interest revenue	17,840	(9,702)	12,893	(18,443)
Net revenue	16,953	15,623	60,708	39,548
Non-interest expenses	23,419	13,551	45,272	41,368
Income (loss) before income taxes	¥ (6,466)	¥ 2,072	¥ 15,436	¥ (1,820)